SCHEDULE OF AGED ANALYSIS OF TRADE RECEIVABLES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 4,347,736	$ 4,466,709
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total	589,052	2,016,964
Not Later Than Two Month [Member]
IfrsStatementLineItems [Line Items]
Total	356,638	1,922,323
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	160,131	346,017
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	2,585,027	6,392
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	653,559	175,013
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	$ 3,329